Preferred Stock (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred stock, par value	$ 0.001	$ 0.001